Inventories Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Inventory [Line Items]
Inventories provision	$ 67	$ 41	$ 1